Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2012	$510,891
2013	453,324
2014	389,469
2015	335,328
2016	278,781
Thereafter	739,234
2,707,027